SHARE-BASED PAYMENT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF TERMS AND CONDITIONS OF SHARE-BASED PAYMENT ARRANGEMENT

The following table depicts the number of instruments granted apart from the Company’s various acquisitions (in thousands):

Grant Date	Number of Instruments	Vesting Conditions	Contractual Life of Options
Balance December 31, 2020	13,813
On January, 2020	60	25% on first anniversary, then quarterly vesting	10 years
On March, 2020	244	immediate	10 years
On March, 2020	100	quarterly vesting	10 years
On March, 2020	250	25% on first anniversary, then quarterly vesting	10 years
On January, 2021	2,441	25% immediately, 25% on first anniversary, then quarterly vesting	10 years
On January, 2021	165	25% on first anniversary, then quarterly vesting	10 years
On January, 2021	1,670	quarterly vesting	10 years
On March, 2021	241	25% on first anniversary, then quarterly vesting	10 years
On March, 2021	114	quarterly vesting	10 years
On May, 2021	190	25% on first anniversary, then quarterly vesting	10 years
On May, 2021	705	3 years quarterly	10 years
On August, 2021	65	25% on first anniversary, then quarterly vesting	10 years
On August, 2021	450	quarterly vesting	10 years
On November, 2021	1,220	25% on first anniversary, then quarterly vesting	10 years
On November, 2021	559	3 years quarterly	10 years
Balance December 31, 2021	22,287

On March, 2022	240	3 years quarterly vest	10 years
On May, 2022	320	3 years quarterly vest	10 years
On August, 2022	4,000	25% on first anniversary, then 4 years quarterly vesting	10 years
On August, 2022	145	3 years quarterly vest	10 years
On November, 2022	55	3 years quarterly vest	10 years
On August, 2022	10	3 years quarterly vest	10 years
Balance December 31, 2022	27,057

SCHEDULE OF INDIRECT MEASUREMENT OF FAIR VALUE OF SHARES GRANTED DURING PERIOD

The fair value of the stock-options has been measured using the Black-Scholes formula which was also used to determine the Company’s share value. Service and non-market performance conditions attached to the arrangements were not considered in measuring fair value. The inputs used in the measurement of the fair values at the grant and measurement date were as follows:

	December 31, 2022	December 31, 2021
Share price	$1.05	$3.69
Exercise price	$1.35 to $2.45	$0.87 to $3.40
Expected volatility (weighted-average)	108.0%	156.0%
Expected life (weighted-average)	10 years	10 years
Expected dividends	-%	-%
Risk-free interest rate (based on US government bonds)	1.95 – 2.89%	1.45%

SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF SHARE OPTIONS

The following table outlines the number of options (in thousands) and weighted-average exercise price:

	December 31, 2022		December 31, 2021
	Number of Options	Weighted-Average Exercise Price	Number of Options	Weighted-Average Exercise Price
Outstanding at beginning of year	20,815	$0.71	12,851	$0.27
Granted	4,770	1.61	8,474	1.70
Forfeited/ Expired	(3,883)	(1.47)	(370)	-
Exercised	(1,389)	(0.23)	(140)	(0.13)
Outstanding at end of year	20,313	$0.90	20,815	$0.71
Exercisable as at end of year	11,046		10,295

SCHEDULE OF STOCK ACTIVITY FOR RESTRICTED SHARE UNIT PLAN

The following table illustrates the Company’s stock activity (in thousands of units) for the restricted share unit plan.

Units
Balance at, December 31, 2020	121
Granted	3,951
Vested and Issued	(76)
Forfeited	(31)
Balance at, December 31, 2021	3,965
Granted	16,053
Vested and Issued	(2,504)
Forfeited	(606)
Balance at, December 31, 2022	16,908

SCHEDULE OF OF EFFECT OF SHARE-BASED PAYMENTS ON ENTITY'S PROFIT OR LOSS

The following table provides a detailed breakdown of the stock-based compensation expense (in thousands) as reported in the Consolidated Statement of Loss and Comprehensive Loss.

	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
	December 31, 2022			December 31, 2021
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Marketing Expenses – Agent Stock Based Compensation	1,215	4,304	5,519	1,188	1,006	2,194
Marketing Expenses – FTE Stock Based Compensation	-	1	1	135	-	135
Research and Development – FTE Stock Based Compensation	111	101	212	1,545	-	1,545
General and Administrative – FTE Stock Based Compensation	1,702	1,076	2,778	1,316	17	1,333
Total Stock Based Compensation Expense	3,028	5,482	8,510	4,184	1,023	5,207